Accounts Receivable, Net (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounts Receivable, Net [Abstract]
Bad debt expenses	¥ 6,974,931	$ 978,690	¥ 952,603
Written off	5,423	761		¥ 406,566
Reversal of bad debt	¥ (9,023,644)	$ (1,266,156)		¥ (328,022)